American Funds Insurance Series®

Prospectus Supplement

January 1, 2026

(for the most recent Class 1, Class 1A, Class 2, Class 3 and

Class 4 shares summary and statutory prospectuses, as

supplemented to date)

1.	The table under the heading “Portfolio managers” in the “Management” section of the summary portion of the prospectus for Global Growth Fund is amended to read as follows:
Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Barbara Burtin	Less than 1 year	Partner – Capital World Investors
Mathews Cherian	Less than 1 year	Partner – Capital World Investors
Patrice Collette	10 years	Partner – Capital World Investors
Matt Hochstetler	2 years	Partner – Capital World Investors
Jason B. Smith	1 year	Partner – Capital World Investors

2.	The table under the heading “Portfolio managers” in the “Management” section of the summary portion of the prospectus for U.S. Small and Mid Cap Equity Fund is amended to read as follows:
Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
M. Taylor Hinshaw	Less than 1 year	Partner – Capital World Investors
Matt Hochstetler	1 year	Partner – Capital World Investors
Roz Hongsaranagon	1 year	Partner – Capital World Investors
Andraz Razen	1 year	Partner – Capital World Investors

3.	The table under the heading “Portfolio managers” in the “Management” section of the summary portion of the prospectus for Capital World Growth and Income Fund is amended to read as follows:
Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alfonso Barroso	4 years	Partner – Capital Research Global Investors
Michael Beckwith	Less than 1 year	Partner — Capital Research Global Investors
Michael Cohen	7 years	Partner – Capital World Investors
Nicholas J. Grace	8 years	Partner – Capital Research Global Investors
Leo Hee	4 years	Partner – Capital World Investors
Jin Lee	4 years	Partner – Capital World Investors
Sung Lee	4 years	Partner – Capital Research Global Investors
Lara Pellini	4 years	Partner – Capital World Investors
Renaud H. Samyn	4 years	Partner – Capital Research Global Investors

4.	The table under the heading “Portfolio managers” in the “Management” section of the summary portion of the prospectus for Growth-Income Fund is amended to read as follows:
Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Brad Barrett	1 year	Partner – Capital Research Global Investors
Charles E. Ellwein	10 years	Partner – Capital Research Global Investors
Cheryl E. Frank	Less than 1 year	Partner – Capital Research Global Investors
J. Blair Frank	19 years	Partner – Capital Research Global Investors
Martin Jacobs	1 year	Partner – Capital Research Global Investors
Caroline Jones	5 years	Partner – Capital Research Global Investors
Jessica C. Spaly	1 year	Partner – Capital Research Global Investors

5.	The table under the heading “Portfolio managers” in the “Management” section of the summary portion of the prospectus for International Growth and Income Fund is amended to read as follows:
Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Barbara Burtin	2 years	Partner – Capital World Investors
Bobby Chada	3 years	Vice President – Capital International Investors
Michael Cohen	3 years	Partner – Capital World Investors
Patrice Collette	3 years	Partner – Capital World Investors
Leo Hee	3 years	Partner – Capital World Investors
Samir Parekh	Less than 1 year	Partner – Capital International Investors
Andrew B. Suzman	3 years	Partner – Capital World Investors
Lisa Thompson	3 years	Partner – Capital International Investors
Steven T. Watson	3 years	Partner – Capital World Investors

6.	The table under the heading “Portfolio managers” in the “Management” section of the summary portion of the prospectus for Capital Income Builder is amended to read as follows:
Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Aline Avzaradel	5 years	Partner – Capital International Investors
Alfonso Barroso	5 years	Partner – Capital Research Global Investors
Grant L. Cambridge	5 years	Partner – Capital Research Global l Investors
Charles E. Ellwein	4 years	Partner – Capital Research Global Investors
David A. Hoag	5 years	Partner – Capital Fixed Income Investors
Saurav Jain	5 years	Partner – Capital International Investors
Winnie Kwan	5 years	Partner – Capital Research Global Investors
James B. Lovelace	5 years	Partner – Capital Research Global Investors
Fergus N. MacDonald	5 years	Partner – Capital Fixed Income Investors
Dimitrije M. Mitrinovic	Less than 1 year	Partner – Capital International Investors
Andrea Montero	2 years	Vice President – Capital Fixed Income Investors
William L. Robbins	5 years	Partner – Capital International Investors
Brian Wong	3 years	Partner – Capital Fixed Income Investors

7.	The following is added under the heading “The Capital SystemTM” in the “Management and organization” section of the prospectus for the funds listed below:

Mathews Cherian, Partner, Capital World Investors, serves as an equity portfolio manager for Global Growth Fund. Mathews has 29 years of investment experience in total (22 years with Capital Research and Management Company or affiliate). He has less than one year of experience in managing the fund and 17 years of prior experience as an investment analyst for the fund.

Piyada Phanaphat no longer manages money in Global Growth Fund.

M. Taylor Hinshaw, Partner, Capital World Investors, serves as an equity portfolio manager for U.S. Small and Mid Cap Equity Fund. Taylor has 23 years of investment experience (all with Capital Research and Management Company or affiliate). He has less than one year of experience in managing the fund.

Dimitrije M. Mitrinovic no longer manages money in U.S. Small and Mid Cap Equity Fund.

Diana Wagner no longer manages money in Capital World Growth and Income Fund.

Brad Barrett, Partner, Capital Research Global Investors, serves as an equity portfolio manager for Growth-Income Fund. Brad has 25 years of investment experience (all with Capital Research and Management Company or affiliate). He has one year of experience in managing the fund and 20 years of prior experience as an investment analyst for the fund. Cheryl E. Frank, Partner, Capital Research Global Investors, serves as an equity portfolio manager for the fund. Cheryl has 28 years of investment experience in total (24 years with Capital Research and Management Company or affiliate). She has less than one year of experience in managing the fund and seven years of prior experience as an investment analyst for the fund. Martin Jacobs, Partner, Capital Research Global Investors, serves as an equity portfolio manager for the fund. Martin has 38 years of investment experience in total (25 years with Capital Research and Management Company or affiliate). He has one year of experience in managing the fund and three years of prior experience as an investment analyst for the fund. Jessica C. Spaly, Partner, Capital Research Global Investors, serves as an equity portfolio manager for the fund. Jessica has 27 years of investment experience in total (22 years with Capital Research and Management Company or affiliate). She has one year of experience in managing the fund and 17 years of prior experience as an investment analyst for the fund.

Keiko McKibben no longer manages money in Growth-Income Fund.

Samir Parekh, Partner, Capital International Investors, serves as an equity portfolio manager for International Growth and Income Fund. Samir has 25 years of investment experience in total (19 years with Capital Research and Management Company or affiliate). He has less than one year of experience in managing the fund.

Dimitrije M. Mitrinovic, Partner, Capital International Investors, serves as an equity portfolio manager for Capital Income Builder. Dimitrije has 24 years of investment experience in total (18 years with Capital Research and Management Company or affiliate). He has less than one year of experience in managing the fund. Andrea Montero, Vice President, Capital Fixed Income Investors, serves as a fixed income portfolio manager for the fund. Andrea has 13 years of investment experience in total (8 years with Capital Research and Management Company or affiliate). She has two years of experience in managing the fund.

Caroline Randall and Steven T. Watson no longer manage money in Capital Income Builder.

Keep this supplement with your summary and statutory prospectuses.

Lit. No. INA8SU-006-0126O CGD/8024-S109887

American Funds Insurance Series®

Statement of Additional

Information Supplement

January 1, 2026

(for the most recent Class 1, Class 1A, Class 2, Class 3 and Class 4 shares statement of additional information, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section of the statement of additional information is amended solely with respect to the funds listed to remove Piyada Phanaphat from Global Growth Fund, Dimitrije M. Mitrinovic from U.S. Small and Mid Cap Equity Fund, Diana Wagner from Capital World Growth and Income Fund, Keiko McKibben from Growth-Income Fund, Caroline Randall from Capital Income Builder and Steven T. Watson from Capital Income Builder and to add Mathews Cherian, M. Taylor Hinshaw, Brad Barrett, Cheryl E. Frank, Martin Jacobs, Jessica C. Spaly, Samir Parekh, Dimitrije M. Mitrinovic and Andrea Montero to the funds listed below as follows. Except as indicated below, footnotes to the table in the statement of additional information remain unchanged.

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
Global Growth Fund
Mathews Cherian	4	$480.8	5	$16.92	None
U.S. Small and Mid Cap Equity Fund
M. Taylor Hinshaw	5	$223.4	None		None
Growth-Income Fund
Brad Barrett	2	$105.7	2	$4.63	None
Cheryl E. Frank	4	$120.2	1	$4.69	128	$19.24
Martin Jacobs	6	$419.3	6	$13.80	None
Jessica C. Spaly	6	$655.5	6	$78.07	None
International Growth and Income Fund
Samir Parekh	7	$243.3	12	$28.88	102[6]	$23.81
Capital Income Builder
Dimitrije M. Mitrinovic	4	$367.0	3	$5.95	None
Andrea Montero	1	$119.1	2	$1.23	None

[6]	The advisory fee of two of these accounts (representing $0.84 billion in total assets) is based partially on their investment results.

Keep this supplement with your statement of additional information.

Lit. No. INA8SU-007-0126O CGD/8024-S109888

American Funds Insurance Series® Prospectus Supplement January 1, 2026 (for the most recent Class P1 and Class P2 shares summary and statutory prospectuses, as supplemented to date)

The first table under the heading “Portfolio managers of the underlying fund” in the “Management” section of the summary portion of the prospectus for Managed Risk Growth-Income Fund is amended to read as follows:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Brad Barrett	1 year	Partner – Capital Research Global Investors
Charles E. Ellwein	10 years	Partner – Capital Research Global Investors
Cheryl E. Frank	Less than 1 year	Partner – Capital Research Global Investors
J. Blair Frank	19 years	Partner – Capital Research Global Investors
Martin Jacobs	1 year	Partner – Capital Research Global Investors
Caroline Jones	5 years	Partner – Capital Research Global Investors
Jessica C. Spaly	1 year	Partner – Capital Research Global Investors

Keep this supplement with your summary and statutory prospectuses.

Lit. No. INP8SU-003-0126P     CGD/8024-S109912

American Funds Insurance Series® Target Date Series Prospectus Supplement January 1, 2026 (for the most recent Class 1, Class 1A, Class 2 and Class 4 shares prospectuses, as supplemented to date)

The following is added to the section titled “Underlying funds — Growth funds” in the “Information regarding the underlying funds” section of the statutory prospectus:

American Funds® U.S. Small and Mid Cap Equity Fund The fund’s investment objective is to seek capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets in common stocks and other equity-type securities (including preferred stock, convertible securities and hybrid securities) of small and mid-capitalization companies in the United States. The investment adviser currently defines “small and mid-capitalization companies” to be companies whose market capitalizations typically fall within the range of the Russell 2500 Index or the Russell Midcap Index. As of July 1, 2025, the largest company for the Russell 2500 Index had a market capitalization of approximately $24.1 billion and the largest company for the Russell Midcap Index had a market capitalization of approximately $83.3 billion. The market capitalization of the companies included in the Russell 2500 Index and the Russell Midcap Index will change with market conditions. The fund strives to maintain a fully invested portfolio.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.

Keep this supplement with your prospectus.

Lit. No. INA8SU-008-0126O CGD/8024-S110129

American Funds Insurance Series® Target Date Series Statement of Additional Information Supplement January 1, 2026 (for the most recent statement of additional information, as supplemented to date)

The following is added after American Funds Strategic Bond Fund in the annual advisory fee table under the heading “Investment Advisory and Service Agreement” in the “Management of the Series” section of the statement of additional information:

Underlying American Funds	Annual fee rate
American Funds U.S. Small and Mid Cap Equity Fund	0.45%

Keep this supplement with your statement of additional information.

Lit. No. INA8SU-009-0126O CGD/8024-S109913